Expected credit loss measurement - Credit loss expense / (release) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 524	$ 551	$ 1,037
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	48	(16)	166
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	339	404	482
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	(1)	0
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	133	97	190
Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(1)	69	193
Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	2	(2)	6
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	6	(99)	593
Stages 1 and 2 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(12)	(60)	127
Stages 1 and 2 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	(63)	271
Stages 1 and 2 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	(1)	1
Stages 1 and 2 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	17	56	110
Stages 1 and 2 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(2)	(30)	78
Stages 1 and 2 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	2	(2)	5
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	516	612	378
Lifetime expected credit losses | Stage 3 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	60	41	27
Lifetime expected credit losses | Stage 3 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	338	487	183
Lifetime expected credit losses | Stage 3 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	0	(1)
Lifetime expected credit losses | Stage 3 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	116	42	78
Lifetime expected credit losses | Stage 3 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	42	91
Lifetime expected credit losses | Stage 3 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Lifetime expected credit losses | Purchased
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	2	39	67
Lifetime expected credit losses | Purchased | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	3	13
Lifetime expected credit losses | Purchased | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	(21)	27
Lifetime expected credit losses | Purchased | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Lifetime expected credit losses | Purchased | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	2
Lifetime expected credit losses | Purchased | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	2	57	25
Lifetime expected credit losses | Purchased | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 0	$ 0	$ 0